Share-Based Compensation - Restricted Stock Units (Details) - RSUs	3 Months Ended
Mar. 31, 2021 $ / shares shares
Restricted Stock Units
Unvested and outstanding beginning balance (in shares) | shares	415,000
Granted (in shares) | shares	1,035,650
Vested (in shares) | shares	(21,500)
Canceled of forfeited (in shares) | shares	(119,250)
Unvested and outstanding ending balance (in shares) | shares	1,309,900
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share) | $ / shares	$ 12.09
Granted weighted average grant date fair value (usd per share) | $ / shares	8.71
Vested weighted average grant date fair value (usd per share) | $ / shares	8.12
Canceled or forfeited weighted average grant date fair value (usd per share) | $ / shares	11.36
Unvested and outstanding ending balance weighted average grant date fair value (usd per share) | $ / shares	$ 9.48